Risk Management and Report - Schedule of Use of Ear (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Schedule of Use of Ear [Abstract]
Maximum	$ 260,728
Minimum	175,971
Average	$ 242,263